Amounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Receivables

	December 31, 2024	December 31, 2023
Sales tax receivables
Canada	$31.9	$12.2
Mexico	9.9	35.0
Other	0.7	0.7
Other receivables	4.2	5.5
	$46.7	$53.4